Related Party Agreements and Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Allocations of Services

          The allocations of services from Lilly to us were reflected as follows in the unaudited condensed consolidated and combined statements of operations:

	Nine Months Ended September 30,

	2018	2017

Cost of sales	$21.8	$23.0
Research and development	2.2	2.1
Marketing, selling and administrative	81.2	82.7

Total	$105.2	$107.8

	2017	2016	2015
Cost of sales	$31.8	$32.5	$25.9
Research and development	2.8	2.3	6.3
Marketing, selling and administrative	117.1	110.5	123.8
Total	$151.7	$145.3	$156.0